Related Party Transactions - Amounts of due from and due to related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Amounts due from related parties:
Due from China Mobile	¥ 32,587	$ 4,994	¥ 56,653
Amounts due to related parties:
Due to related party	34,420	5,275	34,155
China Mobile
Amounts due from related parties:
Due from China Mobile	16,018	2,455	43,075
Amounts due to related parties:
Due to related party	3,835	588	3,601
Non US listed part of the Phoenix TV Group
Amounts due from related parties:
Due from China Mobile	11,408	1,748	10,224
Amounts due to related parties:
Due to related party	23,461	3,596	24,636
Particle
Amounts due from related parties:
Due from China Mobile			1,040
Fengyi Technology
Amounts due from related parties:
Due from China Mobile	5,000	766	1,900
Amounts due to related parties:
Due to related party	6,310	967	4,996
Other Investees
Amounts due from related parties:
Due from China Mobile	161	25	414
Others
Amounts due to related parties:
Due to related party	¥ 814	$ 124	¥ 922